FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ (384)	$ 381	$ (2,974)
Comprehensive (loss) income attributable to Parent Company	7,143	(31,096)	(94,237)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	7,527	(31,477)	(90,097)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(384)	381	(4,140)
Comprehensive (loss) income attributable to Parent Company	$ 7,143	$ (31,096)	$ (94,237)